united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ACCLIVITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

Shares		Value
	COMMON STOCKS - 99.4%
	AEROSPACE/DEFENSE - 0.9%
79	AAR Corp.	$3,256
101	CPI Aerostructures, Inc. *	830
40	Ducommun, Inc. *	1,696
31	Moog, Inc.	2,515
22	Park Aerospace Corp.	386
443	Wesco Aircraft Holdings, Inc. *	4,877
		13,560
	AGRICULTURE - 0.8%
75	Alico, Inc.	2,552
194	Darling Ingredients, Inc. *	3,711
280	S&W Seed Co. *	666
110	Universal Corp.	6,029
		12,958
	AIRLINES - 1.0%
179	Hawaiian Holdings, Inc.	4,701
134	SkyWest, Inc.	7,692
85	Spirit Airlines, Inc. *	3,086
		15,479
	APPAREL - 0.1%
10	Delta Apparel, Inc. *	238
48	Lakeland Industries, Inc. *	584
32	Rocky Brands, Inc.	1,063
22	Weyco Group, Inc.	497
		2,382
	AUTO MANUFACTURERS - 0.2%
253	Wabash National Corp.	3,671

	AUTO PARTS & EQUIPMENT - 2.0%
725	American Axle & Manufacturing Holdings, Inc. *	5,960
153	Commercial Vehicle Group, Inc. *	1,103
90	Cooper Tire & Rubber Co.	2,351
32	Cooper-Standard Holdings, Inc. *	1,308
195	Dana, Inc.	2,816
443	Goodyear Tire & Rubber Co. (The)	6,381
86	Methode Electronics, Inc.	2,893
81	Miller Industries, Inc.	2,697
293	Modine Manufacturing Co. *	3,331
120	Motorcar Parts of America, Inc. *	2,028
28	Standard Motor Products, Inc.	1,359
		32,227
	BANKS - 17.2%
7	Allegiance Bancshares, Inc. *	225
523	Associated Banc-Corp.	10,591
12	Bank of Princeton (The)	349
363	Bank OZK	9,899
254	BankUnited, Inc.	8,539
105	Bar Harbor Bankshares	2,618
214	Byline Bancorp, Inc. *	3,826
98	Capstar Financial Holdings, Inc.	1,625
279	CenterState Bank Corp.	6,692
18	Codorus Valley Bancorp, Inc.	419
10	Community Financial Corp. (The)	335
117	ConnectOne Bancorp, Inc.	2,597
12	County Bancorp, Inc.	235
160	Customers Bancorp, Inc. *	3,318
34	Equity Bancshares, Inc. *	912
799	First Bancorp	7,974
100	First Busey Corp.	2,528
213	First Financial Bancorp	5,213
19	First Financial Corp.	826
69	First Foundation, Inc.	1,054
5	First Guaranty Bancshares, Inc.	111
19	First Internet Bancorp	407
145	First Midwest Bancorp, Inc.	2,825
90	First Northwest Bancorp	1,559
997	FNB Corp.	11,495
98	Franklin Financial Network, Inc.	2,961
74	Great Western Bancorp, Inc.	2,442
242	Hancock Whitney Corp.	9,267
175	Heartland Financial USA, Inc.	7,830
490	Hilltop Holdings, Inc.	11,706
120	HomeStreet, Inc. *	3,278
517	Hope Bancorp, Inc.	7,414
147	Howard Bancorp, Inc. *	2,453
136	IBERIABANK Corp.	10,273
17	Independent Bank Group, Inc.	894
24	Investar Holding Corp.	571
296	Kearny Financial Corp.	3,860
172	Lakeland Bancorp, Inc.	2,654
115	LCNB Corp.	2,040
79	Mackinac Financial Corp.	1,221
6	Middlefield Banc Corp.	281
135	Midland States Bancorp, Inc.	3,517
25	MidWestOne Financial Group, Inc.	763
479	Old National Bancorp	8,241
10	Old Point Financial Corp.	238
45	OP Bancorp	440
51	Opus Bank	1,110
45	Orrstown Financial Services, Inc.	986
416	PacWest Bancorp	15,117
38	PCB Bancorp	625
64	Peapack Gladstone Financial Corp.	1,794
166	Pinnacle Financial Partners, Inc.	9,421
45	Premier Financial Bancorp, Inc.	773
11	RBB Bancorp	217
68	Renasant Corp.	2,381
45	Sandy Spring Bancorp, Inc.	1,517
12	SB Financial Group, Inc.	201
25	SB One Bancorp	564
112	Select Bancorp, Inc. *	1,299
110	Simmons First National Corp.	2,739
102	SmartFinancial, Inc. *	2,125
88	South State Corp.	6,626
160	Southern National Bancorp of Virginia, Inc.	2,462
11	Stewardship Financial Corp.	172
87	Texas Capital Bancshares, Inc. *	4,755
82	Two River Bancorp	1,702
1,172	Umpqua Holdings Corp.	19,291
147	Univest Financial Corp.	3,750
725	Valley National Bancorp	7,881
176	WesBanco, Inc.	6,577
63	Western New England Bancorp, Inc.	600
165	Wintrust Financial Corp,	10,664
		273,865
	BEVERAGES - 0.0% **
8	Coffee Holding Co., Inc. *	32

	BIOTECHNOLOGY - 0.6%
148	Adverum Biotechnologies, Inc. *	807
153	Mersana Therapeutics, Inc. *	242
121	Myriad Genetics, Inc. *	3,464
1,423	PDL BioPharma, Inc. *	3,074
52	resTORbio, Inc. *	460
105	Sangamo Therapeutics, Inc. *	950
		8,997
	BUILDING MATERIALS - 1.5%
61	Boise Cascade Co.	1,988
28	Gibraltar Industries, Inc. *	1,286
117	Griffon Corp.	2,454
460	Summit Materials, Inc. *	10,212
182	Universal Forest Products, Inc.	7,258
		23,198
	CHEMICALS - 1.4%
62	AgroFresh Solutions, Inc. *	163
124	American Vanguard Corp.	1,947
313	Element Solutions, Inc. *	3,186
21	Hawkins, Inc.	893
46	Innophos Holdings, Inc.	1,493
160	Intrepid Potash, Inc. *	523
58	Kraton Corp. *	1,873
105	Minerals Technologies, Inc.	5,574
15	Oil-Dri Corp. of America	511
347	PQ Group Holdings, Inc. *	5,531
9	Rogers Corp. *	1,230
		22,924
	COAL - 0.9%
66	Arch Coal, Inc.	4,897
64	CONSOL Energy, Inc. *	1,000
392	Hallador Energy Co.	1,419
140	Peabody Energy Corp.	2,061
268	Warrior Met Coal, Inc.	5,231
		14,608
	COMMERCIAL SERVICES - 4.3%
68	Aaron's, Inc.	4,370
105	ABM Industries, Inc.	3,814
454	Acacia Research Corp. *	1,217
52	Adtalem Global Education, Inc. *	1,981
36	American Public Education, Inc. *	804
67	ARC Document Solutions, Inc. *	91
168	CAI International, Inc. *	3,657
33	Carriage Services, Inc.	675
88	CBIZ, Inc. *	2,068
82	Cross Country Healthcare, Inc. *	845
49	Ennis, Inc.	990
30	GP Strategies Corp. *	385
13	Graham Holdings Co.	8,625
37	Heidrick & Struggles International, Inc.	1,010
289	Hertz Global Holdings, Inc. *	4,000
122	K12, Inc. *	3,221
419	Kelly Services, Inc.	10,148
62	Korn Ferry	2,396
90	Macquarie Infrastructure Corp.	3,552
76	Navigant Consulting, Inc.	2,124
86	Repay Holdings Corp. *	1,146
78	Resources Connection, Inc.	1,325
372	SEACOR Marine Holdings, Inc. *	4,676
164	Team, Inc. *	2,960
80	TrueBlue, Inc. *	1,688
28	Vectrus, Inc. *	1,138
		68,906
	COMPUTERS - 2.4%
16	Data I/O Corp. *	62
72	Insight Enterprises, Inc. *	4,010
56	Key Tronic Corp. *	356
78	MTS Systems Corp.	4,310
421	NetScout Systems, Inc. *	9,708
91	NetSol Technologies, Inc. *	505
381	Perspecta, Inc.	9,952
194	Presidio, Inc.	3,279
166	SecureWorks Corp. *	2,146
129	Sykes Enterprises, Inc. *	3,953
		38,281
	DISTRIBUTION/WHOLESALE - 2.6%
116	Anixter International, Inc. *	8,018
36	Educational Development Corp.	222
63	G-III Apparel Group Ltd. *	1,624
174	Houston Wire & Cable Co. *	821
430	KAR Auction Services, Inc.	10,557
28	Manitex International, Inc. *	186
56	ScanSource, Inc. *	1,711
156	Titan Machinery, Inc. *	2,237
229	Triton International Ltd.	7,749
33	Veritiv Corp. *	597
151	WESCO International, Inc. *	7,213
		40,935
	DIVERSIFIED FINANCIAL SERVICES - 6.8%
542	Aircastle Ltd.	12,157
9	Altisource Portfolio Solutions SA *	182
34	Associated Capital Group, Inc.	1,210
20	Consumer Portfolio Services, Inc. *	72
314	Cowen, Inc. *	4,832
161	Encore Capital Group, Inc. *	5,365
57	Enova International, Inc. *	1,183
29	First Western Financial, Inc. *	496
75	GAIN Capital Holdings, Inc.	396
10	Great Elm Capital Group, Inc. *	37
39	INTL. FCStone, Inc. *	1,601
559	Legg Mason, Inc.	21,348
197	LendingClub Corp. *	2,577
27	Marlin Business Services Corp.	680
164	Nelnet, Inc.	10,430
59	Nicholas Financial, Inc. *	531
186	Oppenheimer Holdings, Inc.	5,591
407	PennyMac Financial Services, Inc. *	12,365
20	Piper Jaffray Cos.	1,510
160	PRA Group, Inc. *	5,406
82	Regional Management Corp. *	2,309
568	SLM Corp.	5,013
147	Stifel Financial Corp.	8,435
15	Virtus Investment Partners, Inc.	1,659
168	Waddell & Reed Financial, Inc.	2,886
		108,271
	ELECTRIC - 0.1%
146	Ameresco, Inc. *	2,346

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
123	Belden, Inc.	6,561
52	Encore Wire Corp.	2,927
61	EnerSys	4,022
40	Powell Industries, Inc.	1,566
100	Ultralife Corp. *	866
		15,942
	ELECTRONICS - 4.4%
128	Aware, Inc. *	375
98	Bel Fuse, Inc.	1,473
289	Benchmark Electronics, Inc.	8,398
7	Coherent, Inc. *	1,076
103	Comtech Telecommunications Corp.	3,348
21	FARO Technologies, Inc. *	1,015
96	Identiv, Inc. *	505
122	II-VI, Inc. *	4,307
139	KEMET Corp.	2,527
128	Kimball Electronics, Inc. *	1,857
239	Knowles Corp. *	4,861
257	nVent Electric PLC	5,664
66	Plexus Corp. *	4,126
235	Sanmina Corp. *	7,546
125	Tech Data Corp. *	13,030
360	TTM Technologies, Inc. *	4,390
294	Vishay Intertechnology, Inc.	4,977
		69,475
	ENERGY-ALTERNATE SOURCES - 0.0% **
16	Sunworks, Inc. *	38

	ENGINEERING & CONSTRUCTION - 1.2%
102	Aegion Corp. *	2,181
38	Dycom Industries, Inc. *	1,940
310	KBR, Inc.	7,607
70	Limbach Holdings, Inc. *	345
140	Mistras Group, Inc. *	2,296
244	Primoris Services Corp.	4,785
20	VSE Corp.	682
		19,836
	ENTERTAINMENT - 0.5%
60	Golden Entertainment, Inc. *	797
160	International Speedway Corp.	7,202
		7,999
	ENVIRONMENTAL CONTROL - 0.1%
132	CECO Environmental Corp. *	922
100	Quest Resource Holding Corp. *	250
		1,172
	FOOD - 1.0%
61	Fresh Del Monte Produce, Inc.	2,081
142	Hain Celestial Group, Inc. (The) *	3,049
162	Hostess Brands, Inc. *	2,266
23	Ingles Markets, Inc.	894
13	Sanderson Farms, Inc.	1,967
84	Tootsie Roll Industries, Inc.	3,120
60	Village Super Market, Inc.	1,587
28	Weis Markets, Inc.	1,068
		16,032
	FOREST PRODUCTS & PAPER - 1.0%
42	Clearwater Paper Corp. *	887
133	Domtar Corp.	4,763
214	PH Glatfelter Co.	3,293
157	Resolute Forest Products, Inc.	738
105	Schweitzer-Mauduit International, Inc.	3,931
216	Verso Corp. *	2,674
		16,286
	HAND/MACHINE TOOLS - 0.2%
61	LS Starrett Co. (The) *	354
115	Milacron Holdings Corp. *	1,917
19	Regal Beloit Corp.	1,384
		3,655
	HEALTHCARE - PRODUCTS - 0.5%
54	Alpha Pro Tech Ltd. *	195
76	AngioDynamics, Inc. *	1,400
42	FONAR Corp. *	868
33	Luminex Corp.	681
63	Natus Medical, Inc. *	2,006
148	Patterson Cos., Inc.	2,637
9	RTI Surgical Holdings, Inc. *	26
9	Utah Medical Products, Inc.	863
		8,676
	HEALTHCARE - SERVICES - 1.0%
372	Brookdale Senior Living, Inc. *	2,820
57	Magellan Health, Inc. *	3,540
95	MEDNAX, Inc. *	2,149
57	National HealthCare Corp.	4,665
226	Triple-S Management Corp. *	3,028
		16,202
	HOME BUILDERS - 5.0%
185	Century Communities, Inc. *	5,667
128	Forestar Group, Inc. *	2,340
369	KB Home	12,546
252	M/I Homes, Inc. *	9,488
255	MDC Holdings, Inc.	10,991
113	Meritage Homes Corp. *	7,950
777	Taylor Morrison Home Corp. *	20,155
332	William Lyon Homes *	6,760
84	Winnebago Industries, Inc.	3,221
		79,118
	HOME FURNISHINGS - 0.3%
212	Ethan Allen Interiors, Inc.	4,049

	HOUSEWARE PRODUCTS/WARES - 0.5%
220	ACCO Brands Corp.	2,171
22	Acme United Corp.	441
102	Central Garden & Pet Co. *	2,828
135	Quanex Building Products Corp.	2,441
		7,881
	HOUSEWARES - 0.1%
146	Lifetime Brands, Inc.	1,292

	INSURANCE - 7.2%
109	Ambac Financial Group, Inc. *	2,131
94	Argo Group International Holdings Ltd.	6,603
22	Blue Capital Reinsurance Holdings Ltd.	162
137	Brighthouse Financial, Inc. *	5,544
160	Citizens, Inc. *	1,099
905	CNO Financial Group, Inc.	14,326
84	Employers Holdings, Inc.	3,661
31	FedNat Holding Co.	434
3,657	Genworth Financial, Inc. *	16,091
76	Global Indemnity Ltd.	1,898
276	Greenlight Capital Re Ltd. *	2,898
169	Hallmark Financial Services, Inc. *	3,233
63	Heritage Insurance Holdings, Inc.	942
108	Horace Mann Educators Corp.	5,004
7	Investors Title Co.	1,121
58	James River Group Holdings Ltd.	2,972
26	Kingstone Cos., Inc.	222
292	National General Holdings Corp.	6,722
40	National Western Life Group, Inc.	10,735
84	ProAssurance Corp.	3,383
135	Protective Insurance Corp.	2,356
116	Security National Financial Corp. *	583
70	Stewart Information Services Corp.	2,715
948	Third Point Reinsurance Ltd. *	9,471
330	Tiptree, Inc.	2,402
64	United Fire Group, Inc.	3,007
26	Universal Insurance Holdings, Inc.	780
4	White Mountains Insurance Group Ltd.	4,320
		114,815
	INTERNET - 0.7%
132	Cars.com, Inc. *	1,185
782	DHI Group, Inc. *	3,011
24	ePlus, Inc. *	1,826
168	Liquidity Services, Inc. *	1,243
267	Meet Group, Inc. (The) *	874
96	New Media Investment Group, Inc.	846
138	PC-Tel, Inc.	1,159
130	TrueCar, Inc. *	442
		10,586
	INVESTMENT COMPANIES - 0.0% **
13	Medallion Financial Corp. *	83

	IRON/STEEL - 1.4%
158	Allegheny Technologies, Inc. *	3,200
148	Carpenter Technology Corp.	7,646
207	Commercial Metals Co.	3,598
86	Friedman Industries, Inc.	558
113	Schnitzer Steel Industries, Inc.	2,335
168	Shiloh Industries, Inc. *	696
308	United States Steel Corp.	3,557
		21,590
	LEISURE TIME - 0.0% **
55	Clarus Corp.	645

	LODGING - 0.2%
140	Century Casinos, Inc. *	1,082
55	Full House Resorts, Inc. *	119
54	Marcus Corp. (The)	1,999
		3,200
	MACHINERY - CONSTRUCTION & MINING - 0.1%
53	Astec Industries, Inc.	1,648

	MACHINERY - DIVERSIFIED - 0.7%
63	Columbus McKinnon Corp.	2,295
28	DXP Enterprises, Inc. *	972
100	Gencor Industries, Inc. *	1,161
46	Hurco Cos., Inc.	1,480
186	Intevac, Inc. *	975
95	Manitowoc Co., Inc. (The) *	1,188
146	NN, Inc.	1,041
62	SPX FLOW, Inc. *	2,447
18	Twin Disc, Inc. *	191
		11,750
	MEDIA - 2.3%
258	AH Belo Corp.	968
26	Cumulus Media, Inc. *	378
130	Emmis Communications Corp. *	651
594	Entercom Communications Corp.	1,984
638	Entravision Communications Corp.	2,029
383	EW Scripps Co. (The)	5,086
1,058	Gannett Co., Inc.	11,363
56	John Wiley & Sons, Inc.	2,461
70	Saga Communications, Inc.	2,083
299	Salem Media Group, Inc.	457
177	Scholastic Corp.	6,684
241	Townsquare Media, Inc.	1,694
360	Urban One, Inc. *	716
		36,554
	METAL FABRICATE/HARDWARE - 1.0%
58	Ampco-Pittsburgh Corp. *	213
40	AZZ, Inc.	1,742
40	CIRCOR International, Inc. *	1,502
102	LB Foster Co. *	2,210
19	Northwest Pipe Co. *	535
32	Olympic Steel, Inc.	461
63	Park-Ohio Holdings Corp.	1,881
56	Timken Co. (The)	2,437
93	Tredegar Corp.	1,815
121	TriMas Corp. *	3,709
		16,505
	MINING - 0.2%
124	Alcoa Corp. *	2,489

	MISCELLANEOUS MANUFACTURING - 0.7%
130	American Outdoor Brands Corp. *	761
39	EnPro Industries, Inc.	2,677
62	Haynes International, Inc.	2,222
259	Trinity Industries, Inc.	5,097
		10,757
	OFFICE/BUSINESS EQUIPMENT - 0.0% **
2	AstroNova, Inc.	32

	OFFICE FURNISHINGS - 0.0% **
4	Kewaunee Scientific Corp.	62

	OIL & GAS - 2.0%
8	Adams Resources & Energy, Inc.	248
298	Antero Resources Corp. *	900
280	Bonanza Creek Energy, Inc. *	6,269
234	Delek US Holdings, Inc.	8,494
766	EQT Corp.	8,150
256	Gulfport Energy Corp. *	694
122	PBF Energy, Inc.	3,317
58	PDC Energy, Inc. *	1,610
303	SRC Energy, Inc. *	1,412
102	Trecora Resources *	920
		32,014
	OIL & GAS SERVICES - 1.3%
132	C&J Energy Services, Inc. *	1,416
61	Era Group, Inc. *	644
88	Exterran Corp. *	1,149
20	Geospace Technologies Corp. *	307
9	Gulf Island Fabrication, Inc. *	48
108	Matrix Service Co. *	1,851
108	Natural Gas Services Group, Inc. *	1,383
267	Newpark Resources, Inc. *	2,035
258	NOW, Inc. *	2,959
280	Oil States International, Inc. *	3,724
86	Ranger Energy Services, Inc. *	555
343	Select Energy Services, Inc. *	2,970
67	Thermon Group Holdings, Inc. *	1,540
		20,581
	PACKAGING & CONTAINERS - 0.1%
52	Matthews International Corp.	1,840

	PHARMACEUTICALS - 0.6%
151	Amphastar Pharmaceuticals, Inc. *	2,994
24	BioSpecifics Technologies Corp. *	1,284
83	Cumberland Pharmaceuticals, Inc. *	492
41	Natural Alternatives International, Inc. *	342
111	Nature's Sunshine Products, Inc. *	920
136	Owens & Minor, Inc.	790
86	Prestige Consumer Healthcare, Inc. *	2,983
		9,805
	PIPELINES - 1.7%
1,900	NGL Energy Partners LP	26,429

	PRIVATE EQUITY - 0.1%
185	Sutter Rock Capital Corp. *	1,154

	REAL ESTATE - 0.3%
7	Consolidated-Tomoka Land Co.	459
24	FRP Holdings, Inc. *	1,152
59	RE/MAX Holdings, Inc.	1,897
150	Realogy Holdings Corp.	1,002
20	Stratus Properties, Inc. *	587
		5,097
	RETAIL - 5.9%
15	Ark Restaurants Corp.	304
29	AutoNation, Inc. *	1,470
264	Beacon Roofing Supply, Inc. *	8,852
208	BMC Stock Holdings, Inc. *	5,445
46	Cato Corp. (The)	810
52	Chuy's Holdings, Inc. *	1,288
28	Citi Trends, Inc.	512
174	Conn's, Inc. *	4,326
683	EZCORP, Inc. *	4,409
189	Foundation Building Materials, Inc. *	2,928
19	Genesco, Inc. *	760
188	GMS, Inc. *	5,399
120	Group 1 Automotive, Inc.	11,077
63	Haverty Furniture Cos., Inc.	1,277
19	Hibbett Sports, Inc. *	435
22	J Alexander's Holdings, Inc. *	258
122	La-Z-Boy, Inc.	4,098
43	Lithia Motors, Inc.	5,692
39	MarineMax, Inc. *	604
162	Party City Holdco, Inc. *	925
67	PC Connection, Inc.	2,606
74	Penske Automotive Group, Inc.	3,499
73	Regis Corp. *	1,476
217	Rush Enterprises, Inc.	8,372
67	Signet Jewelers Ltd.	1,123
345	Sonic Automotive, Inc.	10,836
128	World Fuel Services Corp.	5,112
		93,893
	SAVINGS & LOANS - 1.9%
66	Berkshire Hills Bancorp, Inc.	1,933
1	Citizens Community Bancorp, Inc.	11
45	Entegra Financial Corp. *	1,352
99	First Financial Northwest, Inc.	1,463
704	Investors Bancorp, Inc.	7,997
74	Northfield Bancorp, Inc.	1,188
75	OceanFirst Financial Corp.	1,770
185	Pacific Premier Bancorp, Inc.	5,770
21	Pathfinder Bancorp, Inc.	284
106	Sterling Bancorp	2,126
383	United Financial Bancorp, Inc.	5,220
113	Waterstone Financial, Inc.	1,941
		31,055
	SEMICONDUCTORS - 3.4%
33	Alpha & Omega Semiconductor Ltd. *	405
659	Amkor Technology, Inc. *	5,997
176	Amtech Systems, Inc. *	933
100	Axcelis Technologies, Inc. *	1,709
375	AXT, Inc. *	1,335
61	CEVA, Inc. *	1,821
91	Cirrus Logic, Inc. *	4,876
62	CTS Corp.	2,006
94	Diodes, Inc. *	3,774
228	FormFactor, Inc. *	4,251
124	GSI Technology, Inc. *	1,086
96	Kulicke & Soffa Industries, Inc.	2,254
66	Nanometrics, Inc. *	2,153
413	Photronics, Inc. *	4,493
81	Rambus, Inc. *	1,063
98	Rudolph Technologies, Inc. *	2,583
84	Synaptics, Inc. *	3,356
236	Ultra Clean Holdings, Inc. *	3,454
295	Veeco Instruments, Inc. *	3,446
120	Xperi Corp.	2,482
		53,477
	SOFTWARE - 0.9%
615	Allscripts Healthcare Solutions, Inc. *	6,753
150	Avaya Holdings Corp. *	1,535
1	Daily Journal Corp. *	248
196	InnerWorkings, Inc. *	868
71	Monotype Imaging Holdings, Inc.	1,407
104	PDF Solutions, Inc. *	1,359
189	Seachange International, Inc. *	544
213	TiVo Corp.	1,622
7	Wayside Technology Group, Inc.	105
		14,441
	STOREAGE/WAREHOUSING - 0.2%
108	Mobile Mini, Inc.	3,981

	TELECOMMUNICATIONS - 3.5%
37	Airgain, Inc. *	435
70	ATN International, Inc.	4,086
10	Aviat Networks, Inc. *	137
182	CommScope Holding Co., Inc. *	2,140
152	Consolidated Communications Holdings, Inc.	724
160	Digi International, Inc. *	2,179
475	EchoStar Corp. *	18,820
75	Iridium Communications, Inc. *	1,596
49	LogMeIn, Inc.	3,477
126	Luna Innovations, Inc. *	730
345	Maxar Technologies, Inc.	2,622
188	NeoPhotonics Corp. *	1,145
75	NETGEAR, Inc. *	2,417
109	Spok Holdings, Inc.	1,301
510	Telephone & Data Systems, Inc.	13,158
47	TESSCO Technologies, Inc.	675
		55,642
	TEXTILES - 0.3%
18	Crown Crafts, Inc.	113
18	Culp, Inc.	293
24	UniFirst Corp.	4,683
		5,089
	TRANSPORTATION - 2.3%
55	ArcBest Corp.	1,675
40	Atlas Air Worldwide Holdings, Inc. *	1,009
42	Echo Global Logistics, Inc. *	951
109	Hub Group, Inc. *	5,069
180	Marten Transport Ltd.	3,740
154	Ryder System, Inc.	7,973
310	Schneider National, Inc.	6,733
103	SEACOR Holdings, Inc. *	4,848
112	Werner Enterprises, Inc.	3,954
		35,952
	TRUCKING & LEASING - 0.7%
303	Fortress Transportation & Infrastructure Investors LLC	4,590
50	GATX Corp.	3,877
49	Willis Lease Finance Corp. *	2,714
		11,181
	WATER - 0.1%
80	PICO Holdings, Inc. *	807

	TOTAL COMMON STOCKS (Cost - $1,575,514)	1,583,447

	SHORT-TERM INVESTMENT - 7.5%
	MONEY MARKET FUND - 7.5%
119,611	BlackRock Liquidity Funds T-Fund Portfolio, to yield 1.87% (a)(Cost - $119,611)	119,611

	TOTAL INVESTMENTS - 106.9% (Cost - $1,695,125)	$1,703,058
	OTHER ASSETS LESS LIABILITIES - NET - (6.9)%	(109,711)
	TOTAL NET ASSETS - 100.0%	$1,593,347

*	Non-income producing security.
**	Represents less than 0.05%
	PLC - Public Limited Company
(a)	Money market rate shown represents the rate at September 30, 2019.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s investments measured at fair value:

Acclivity Small Cap Value Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,583,447	$-	$-	$1,583,447
Short-Term Investment	119,611	-	-	119,611
Total	$1,703,058	$-	$-	$1,703,058

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,695,125	$61,858	$(53,925)	$7,933

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27/2019

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/27/2019